ACCOUNTING POLICIES (Details 1)	6 Months Ended
Jun. 30, 2024
Amendments One [Member]
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Standards and Amendments, description	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
Annual periods dates	January 1, 2026
Amendments Two [Member]
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Standards and Amendments, description	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.
Annual periods dates	January 1, 2027
Amendments Three [Member]
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Standards and Amendments, description	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.
Annual periods dates	January 1, 2027